Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Condensed Balance Sheet	Transactions between the VIEs and their subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	731,189	391,175
Restricted cash	667,664	517,364
Short-term investments	351,451	—
Accounts receivable, net of allowance of RMB nil and RMB 10,199 (US$ 1,479) as of December 31, 2021 and 2022, respectively	635,235	586,373
Current contract assets	563,611	450,085
Other current assets	316,489	232,412

Total current assets	3,265,639	2,177,409

Non-current assets
Non-current contract assets	29,889	103,591
Intangible assets, net	53,202	53,192
Deferred tax assets	11,840	6,166
Other non-current assets	57,154	36,140

Total non-current assets	152,085	199,089

Total assets	3,417,724	2,376,498

LIABILITIES
Current liabilities
Insurance premium payables	685,028	516,661
Deferred revenue	803	—
Accrued expenses and other current liabilities	413,438	453,996
Amount due to related parties	—	44
Current lease liabilities	16,452	9,122

Total current liabilities	1,115,721	979,823

Total non-current liabilities	26,047	33,979

Total liabilities	1,141,768	1,013,802

Schedule Of Condensed Income Statement And Cash Flow Statement

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating revenue, net	3,013,546	3,193,807	2,623,738
Net income/(loss)	233,434	(505,603)	1,210,591
Net cash (used in)/provided by operating activities	(301,869)	(240,527)	1,285,615
Net cash (used in)/provided by investing activities	(277,521)	(99,240)	347,543
Net cash used in financing activities	—	—	—

Schedule Of Estimated Useful Life And Residual Value	The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	5 years	5%
Computer and electronic equipment	3 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil
Software	10 years	Nil

Summary Of Disaggregation Of Revenue
The following table provides further disaggregation by types and timing of revenues recognized:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating revenue
Insurance brokerage income
Short-term insurance brokerage income	2,045,191	2,037,677	1,628,902
Long-term insurance brokerage income	650,129	789,790	714,426

Subtotal	2,695,320	2,827,467	2,343,328

Technical service income	194,130	243,542	215,832
Crowdfunding service fees	—	—	155,803
Digital clinical trial solution income	—	566	59,456
Management fee income	109,828	2,745	—
Other revenues	28,670	131,594	27,349

Total	3,027,948	3,205,914	2,801,768

Summary Of Contract Assets
The contract asset balance as of December 31, 2021 and 2022 includes immaterial adjustment to the estimate of the transaction price for performance obligation satisfied during the years ended December 31, 2020 and 2021.

	December 31,	December 31,
	2021	2022
	RMB	RMB
Contract assets	593,500	553,676
Less: Allowance for uncollectible accounts	—	—

Total	593,500	553,676

Schedule Of Customer Operating Revenue
Details of the customers accounting for 10% or more of operating revenue, net are as follows:

	Year Ended December 31,
	2020		2021		2022
	RMB	%	RMB	%	RMB	%
Customer A	602,985	19.91%	240,650	7.51%	54,710	1.95%
Customer B	753,456	24.88%	457,995	14.29%	231,026	8.25%
Customer C	335,514	11.08%	367,434	11.46%	320,660	11.44%
Customer D	100,933	3.33%	104,928	3.27%	357,202	12.75%

	1,792,888	59.20%	1,171,007	36.53%	963,598	34.39%

Summary Of Customer Accounts Receivable And Contract Assets
Details of the customers which accounted for 10% or more of accounts receivable and contract assets are as follows:

	As of December 31,
	2021		2022
	RMB	%	RMB	%
Customer A	134,292	10.85%	11,952	0.97%
Customer B	190,284	15.38%	78,775	6.41%
Customer C	109,676	8.86%	151,033	12.28%
Customer D	59,857	4.84%	232,259	18.89%

	494,109	39.93%	474,019	38.55%